Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation	The key management personnel compensation of the Group was as follows for the years ended December 31:

	2024 $	2023 $	2022 $
As of December 31
Short-term employee benefits	5,166	9,714	4,162
Post-employment benefits	61	41	55
Termination benefits	395	417	152
Share-based payment expense	2,540	599	2,741
Total	8,161	10,772	7,109

Schedule of Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses as of December 31, 2024:

	Business name (share class)	Number of shares held as of December 31, 2024	Number of options held as of December 31, 2024	Number of RSUs held as of December 31, 2024	Ownership interest¹
Directors:
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.29%
Dr Raju Kucherlapati	Enlight (Class B Common)	—	30,000	—	3.00%
	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Dr John LaMattina	Vedanta Biosciences (Common)	25,000	15,000	—	0.25%
	Seaport Therapeutics (Preferred B)[2]	21,052	—	—	0.01%
Michele Holcomb	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Sharon Barber-Lui	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Senior Managers:
Eric Elenko	Seaport Therapeutics (Common)	950,000	—	—	0.64%
1    Ownership interests as of December 31, 2024 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans and any shares issuable upon conversion of outstanding convertible promissory notes.
2    Dr. John and Ms. Mary LaMattina hold 21,052 Series B preferred shares of Seaport Therapeutics.